Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below includes information to demonstrate the relationship between NEO compensation and certain financial performance measures for fiscal years 2020, 2021 and 2022. In the tables and charts below, we have selected the S&P 500 Healthcare Index as our peer group comparison for total shareholder return. This is the index we use for purposes of Rule 201(e)(1)(ii) of Regulation S-K.

For additional information about our performance-based pay philosophy and how we align executive compensation with our performance, refer to the Compensation Discussion and Analysis beginning on page 21.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(a)		Compensation Actually Paid to PEO ($)(b)		Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)(a)(c)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(b)	Company Total Shareholder Return ($)	S&P 500 Healthcare Index Total Shareholder Return ($)(d)	Net Loss ($ in millions)	Cash Burn ($ in millions)(e)
	George:	Knight:	George:	Knight:
2022	1,656,403	4,949,252	(4,658,333)	314,557	2,529,338	(378,752)	11.53	133.44	602.2	509.6
2021	8,828,254		(3,925,307)		3,494,722	(1,336,005)	94.67	138.35	379	849.2
2020	3,881,365		17,612,219		3,798,621	8,812,173	259.21	111.43	3100	693.7
(a)	The dollar amounts reported are the total compensation reported for each fiscal year in the “Total” column of the Summary Compensation Table.
(b)	The dollar amounts reported in column (b) represent the amount of “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our CEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(1) ($)	Equity Award Adjustments(2) ($)	Compensation Actually Paid to PEO ($)
2022 (George)	1,656,403	–	(6,314,736)	(4,658,333)
2022 (Knight)	4,949,252	(3,551,300)	(1,083,395)	314,557
2021	8,828,254	(8,328,101)	(4,425,460)	(3,925,307)
2020	3,881,365	(3,430,020)	17,160,874	17,612,219
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)	The amounts deducted or added in calculating the total average equity award adjustments for our PEOs are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022 (George)	–	(599,883)	40,690	(3,419,670)	(2,335,874)	–	(6,314,736)
2022 (Knight)	1,908,313	(1,716,363)	–	(1,196,017)	(79,328)	–	(1,083,395)
2021	3,546,295	(6,130,366)	–	(1,723,736)	(117,653)	–	(4,425,460)
2020	9,012,711	6,294,391	47,908	2,127,303	(321,439)	–	17,160,874

The amounts in the following table represent the average of the amounts deducted and added to our NEOs’ total compensation as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the pay versus performance table:

Year	NEO Names	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	See footnote (c)	2,529,338	(1,555,725)	(1,352,365)	(378,752)
2021	See footnote (c)	3,494,722	(2,996,024)	(1,834,703)	(1,336,005)
2020	See footnote (c)	3,798,621	(3,448,684)	8,462,236	8,812,173
(1)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	NEO Names	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	See footnote (c)	478,654	(1,018,532)	–	(733,159)	(79,328)	–	(1,352,365)
2021	See footnote (c)	1,317,326	(2,349,964)	38,236	(807,338)	(32,963)	–	(1,834,703)
2020	See footnote (c)	5,769,519	2,095,557	412,384	412,458	(227,681)	–	8,462,236
(c)	The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Thomas R. Brida, Robert L. Nussbaum, MD, and Yafei (Roxi) Wen; (ii) for 2021, Thomas R. Brida, Shelly D. Guyer, Kenneth D. Knight, Robert L. Nussbaum, MD, and Yafei (Roxi) Wen; and (iii) for 2020, Lee Bendekgey, Thomas R. Brida, Shelly D. Guyer, Kenneth D. Knight and Katherine A. Stueland.
(d)	The peer group used for this purpose is the S&P 500 Healthcare Index, our peer group used for purposes of Item 201(e) of Regulation S-K.
(e)	As required by Item 402(v) of Regulation S-K, we have determined that Cash Burn is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to company performance for the most recently completed fiscal year.

Company Selected Measure Name	[1]				Cash Burn
Named Executive Officers, Footnote [Text Block]					(c)The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Thomas R. Brida, Robert L. Nussbaum, MD, and Yafei (Roxi) Wen; (ii) for 2021, Thomas R. Brida, Shelly D. Guyer, Kenneth D. Knight, Robert L. Nussbaum, MD, and Yafei (Roxi) Wen; and (iii) for 2020, Lee Bendekgey, Thomas R. Brida, Shelly D. Guyer, Kenneth D. Knight and Katherine A. Stueland.
Peer Group Issuers, Footnote [Text Block]					(d)The peer group used for this purpose is the S&P 500 Healthcare Index, our peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]	(b)The dollar amounts reported in column (b) represent the amount of “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our CEO’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(1) ($)	Equity Award Adjustments(2) ($)	Compensation Actually Paid to PEO ($)
2022 (George)	1,656,403	–	(6,314,736)	(4,658,333)
2022 (Knight)	4,949,252	(3,551,300)	(1,083,395)	314,557
2021	8,828,254	(8,328,101)	(4,425,460)	(3,925,307)
2020	3,881,365	(3,430,020)	17,160,874	17,612,219
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)	The amounts deducted or added in calculating the total average equity award adjustments for our PEOs are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022 (George)	–	(599,883)	40,690	(3,419,670)	(2,335,874)	–	(6,314,736)
2022 (Knight)	1,908,313	(1,716,363)	–	(1,196,017)	(79,328)	–	(1,083,395)
2021	3,546,295	(6,130,366)	–	(1,723,736)	(117,653)	–	(4,425,460)
2020	9,012,711	6,294,391	47,908	2,127,303	(321,439)	–	17,160,874

Non-PEO NEO Average Total Compensation Amount	[2],[3]	$ 2,529,338	$ 3,494,722	$ 3,798,621
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ (378,752)	(1,336,005)	8,812,173
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The amounts in the following table represent the average of the amounts deducted and added to our NEOs’ total compensation as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the pay versus performance table:

Year	NEO Names	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	See footnote (c)	2,529,338	(1,555,725)	(1,352,365)	(378,752)
2021	See footnote (c)	3,494,722	(2,996,024)	(1,834,703)	(1,336,005)
2020	See footnote (c)	3,798,621	(3,448,684)	8,462,236	8,812,173
(1)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	NEO Names	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	See footnote (c)	478,654	(1,018,532)	–	(733,159)	(79,328)	–	(1,352,365)
2021	See footnote (c)	1,317,326	(2,349,964)	38,236	(807,338)	(32,963)	–	(1,834,703)
2020	See footnote (c)	5,769,519	2,095,557	412,384	412,458	(227,681)	–	8,462,236

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Comparison of “Compensation Actually Paid” to TSR

The chart below demonstrates that the “compensation actually paid” amounts shown for Dr. George and Mr. Knight and average “compensation actually paid” to the other NEOs is aligned with our cumulative TSR over the three years presented in the pay versus performance table. The alignment of compensation actually paid with our cumulative TSR over the period presented reflects that a significant portion of the compensation actually paid to Dr. George and Mr. Knight and to the other NEOs is comprised of equity awards. Moreover, our executive compensation philosophy and design is fundamentally based on a commitment to align pay and performance.

Compensation Actually Paid vs. Net Income [Text Block]

Comparison of “Compensation Actually Paid” to Net Loss

					The chart below compares the “compensation actually paid” to our net losses over the three years presented in the pay versus performance table.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Comparison of “Compensation Actually Paid” to Company-Selected Measure (Cash Burn)

Our cash burn was $693.7 million in 2020, $849.2 million in 2021 and $509.6 million in 2022. Dr. George’s “compensation actually paid” was approximately $17.6 million, ($3.9 million) and ($4.7 million) in the corresponding years (and Mr. Knight’s was approximately $0.3 million in 2022) and the average “compensation actually paid” to our other NEOs was approximately $8.8 million, ($1.3 million) and ($0.8 million) in each of those years, respectively. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that cash burn is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to our performance. We place significant emphasis on decreasing cash burn because it reflects strong performance and operating efficiency in the underlying business, which is imperative for sustained long-term growth. A reconciliation of this non-GAAP financial metric to the closest GAAP equivalent is presented in Annex A.

Total Shareholder Return Vs Peer Group [Text Block]

Invitae TSR versus Peer Group TSR

The graph below shows our cumulative TSR over the three-year period ending with December 31, 2022 as compared to the S&P 500 Healthcare index which is the index used for purposes of our performance graph in our Annual Report on Form 10-K for the year ended December 31, 2022.

Tabular List [Table Text Block]

Most Important Performance Measures

The performance measures that we use in our executive compensation program are selected based on the objective of incentivizing NEOs to achieve long-term, sustainable growth in stockholder value. As required by Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking actual compensation paid to executives to our performance.

Revenue Cash Burn Non-GAAP Gross Margin

Total Shareholder Return Amount		$ 11.53	94.67	259.21
Peer Group Total Shareholder Return Amount	[5]	133.44	138.35	111.43
Net Income (Loss)		$ 602.2	$ 379	$ 3,100
Company Selected Measure Amount	[1]	509.6	849.2	693.7
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Cash Burn
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Gross Margin
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2]	$ 1,656,403	$ 8,828,254	$ 3,881,365
PEO Actually Paid Compensation Amount	[4]	(4,658,333)	(3,925,307)	17,612,219
PEO Name	[2]				George
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2]	4,949,252
PEO Actually Paid Compensation Amount	[4]	$ 314,557
PEO Name	[2]	Knight
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (1,352,365)	(1,834,703)	8,462,236
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,555,725)	(2,996,024)	(3,448,684)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,018,532)	(2,349,964)	2,095,557
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			38,236	412,384
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(733,159)	(807,338)	412,458
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(79,328)	(32,963)	(227,681)
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,352,365)	(1,834,703)	8,462,236
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		478,654	1,317,326	5,769,519
PEO 2 [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(6,314,736)	(4,425,460)	17,160,874
PEO 2 [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		(8,328,101)	(3,430,020)
PEO 2 [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(599,883)	(6,130,366)	6,294,391
PEO 2 [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		40,690		47,908
PEO 2 [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,419,670)	(1,723,736)	2,127,303
PEO 2 [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,335,874)		(321,439)
PEO 2 [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,314,736)	(4,425,460)	17,160,874
PEO 2 [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,546,295	$ 9,012,711
PEO 1 [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(1,083,395)
PEO 1 [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(3,551,300)
PEO 1 [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,716,363)
PEO 1 [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,196,017)
PEO 1 [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(79,328)
PEO 1 [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,083,395)
PEO 1 [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,908,313

[1]	(e)As required by Item 402(v) of Regulation S-K, we have determined that Cash Burn is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to company performance for the most recently completed fiscal year.
[2]	(a)The dollar amounts reported are the total compensation reported for each fiscal year in the “Total” column of the Summary Compensation Table.
[3]	(c)The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Thomas R. Brida, Robert L. Nussbaum, MD, and Yafei (Roxi) Wen; (ii) for 2021, Thomas R. Brida, Shelly D. Guyer, Kenneth D. Knight, Robert L. Nussbaum, MD, and Yafei (Roxi) Wen; and (iii) for 2020, Lee Bendekgey, Thomas R. Brida, Shelly D. Guyer, Kenneth D. Knight and Katherine A. Stueland.
[4]	(b)The dollar amounts reported in column (b) represent the amount of “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our CEO’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(1) ($)	Equity Award Adjustments(2) ($)	Compensation Actually Paid to PEO ($)
2022 (George)	1,656,403	–	(6,314,736)	(4,658,333)
2022 (Knight)	4,949,252	(3,551,300)	(1,083,395)	314,557
2021	8,828,254	(8,328,101)	(4,425,460)	(3,925,307)
2020	3,881,365	(3,430,020)	17,160,874	17,612,219
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2)	The amounts deducted or added in calculating the total average equity award adjustments for our PEOs are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022 (George)	–	(599,883)	40,690	(3,419,670)	(2,335,874)	–	(6,314,736)
2022 (Knight)	1,908,313	(1,716,363)	–	(1,196,017)	(79,328)	–	(1,083,395)
2021	3,546,295	(6,130,366)	–	(1,723,736)	(117,653)	–	(4,425,460)
2020	9,012,711	6,294,391	47,908	2,127,303	(321,439)	–	17,160,874

The amounts in the following table represent the average of the amounts deducted and added to our NEOs’ total compensation as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the pay versus performance table:

Year	NEO Names	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	See footnote (c)	2,529,338	(1,555,725)	(1,352,365)	(378,752)
2021	See footnote (c)	3,494,722	(2,996,024)	(1,834,703)	(1,336,005)
2020	See footnote (c)	3,798,621	(3,448,684)	8,462,236	8,812,173
(1)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	NEO Names	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	See footnote (c)	478,654	(1,018,532)	–	(733,159)	(79,328)	–	(1,352,365)
2021	See footnote (c)	1,317,326	(2,349,964)	38,236	(807,338)	(32,963)	–	(1,834,703)
2020	See footnote (c)	5,769,519	2,095,557	412,384	412,458	(227,681)	–	8,462,236

[5]	(d)The peer group used for this purpose is the S&P 500 Healthcare Index, our peer group used for purposes of Item 201(e) of Regulation S-K.
[6]
(1)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	NEO Names	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	See footnote (c)	478,654	(1,018,532)	–	(733,159)	(79,328)	–	(1,352,365)
2021	See footnote (c)	1,317,326	(2,349,964)	38,236	(807,338)	(32,963)	–	(1,834,703)
2020	See footnote (c)	5,769,519	2,095,557	412,384	412,458	(227,681)	–	8,462,236

[7]
(2)	The amounts deducted or added in calculating the total average equity award adjustments for our PEOs are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022 (George)	–	(599,883)	40,690	(3,419,670)	(2,335,874)	–	(6,314,736)
2022 (Knight)	1,908,313	(1,716,363)	–	(1,196,017)	(79,328)	–	(1,083,395)
2021	3,546,295	(6,130,366)	–	(1,723,736)	(117,653)	–	(4,425,460)
2020	9,012,711	6,294,391	47,908	2,127,303	(321,439)	–	17,160,874

The amounts in the following table represent the average of the amounts deducted and added to our NEOs’ total compensation as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the pay versus performance table:

Year	NEO Names	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	See footnote (c)	2,529,338	(1,555,725)	(1,352,365)	(378,752)
2021	See footnote (c)	3,494,722	(2,996,024)	(1,834,703)	(1,336,005)
2020	See footnote (c)	3,798,621	(3,448,684)	8,462,236	8,812,173
(1)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	NEO Names	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	See footnote (c)	478,654	(1,018,532)	–	(733,159)	(79,328)	–	(1,352,365)
2021	See footnote (c)	1,317,326	(2,349,964)	38,236	(807,338)	(32,963)	–	(1,834,703)
2020	See footnote (c)	5,769,519	2,095,557	412,384	412,458	(227,681)	–	8,462,236

[8]
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.